Interest-bearing loans and borrowings - Terms and conditions of outstanding loans (Details) - USD ($)	Dec. 31, 2024	Nov. 28, 2024	Oct. 20, 2024	May 08, 2024	Dec. 31, 2023	Nov. 07, 2023	Oct. 09, 2023	Sep. 28, 2023	May 16, 2023	Mar. 02, 2023	Dec. 31, 2022	Jun. 21, 2022	Mar. 10, 2022	Jan. 29, 2022	Jun. 23, 2021
Disclosure of detailed information about borrowings [line items]
Notional Value	$ 111,545,000				$ 93,607,000
Other borrowings (Note 16)	2,622,255,000				930,713,000						$ 1,696,280,000
Unsecured Revolving loan 80M
Disclosure of detailed information about borrowings [line items]
Notional Value	80,000,000
Facility size	83,112,000				88,400,000
Other borrowings (Note 16)	27,500,000				0
Unsecured Revolving loan 80M | Cost
Disclosure of detailed information about borrowings [line items]
Other borrowings (Note 16)	$ 27,505,000				(66,000)
Unsecured Revolving loan 80M | SOFR + CAS
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	1.45%
Secured FSO loan 161.1M
Disclosure of detailed information about borrowings [line items]
Notional Value	$ 161,100,000											$ 150,000,000
Facility size	148,727,000				124,809,000
Other borrowings (Note 16)	148,727,000				124,809,000
Secured FSO loan 161.1M | Cost
Disclosure of detailed information about borrowings [line items]
Other borrowings (Note 16)	$ 147,464,000				123,728,000
Secured FSO loan 161.1M | SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	2.15%											2.15%
Secured vessels loan Refi - Revolving loan 1,341M
Disclosure of detailed information about borrowings [line items]
Notional Value	$ 1,341,000,000					$ 725,000,000
Facility size	995,207,000				725,000,000
Other borrowings (Note 16)	750,000,000				0
Secured vessels loan Refi - Revolving loan 1,341M | Cost
Disclosure of detailed information about borrowings [line items]
Other borrowings (Note 16)	$ 743,637,000				(8,398,000)
Secured vessels loan Refi - Revolving loan 1,341M | SOFR | Maximum
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	2.90%
Secured vessels loan Refi - Revolving loan 1,341M | SOFR | Minimum
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	2.30%
Secured vessels loan Refi - Transition facility 375.0M
Disclosure of detailed information about borrowings [line items]
Notional Value	$ 375,000,000.0					375,000,000
Facility size	0				368,225,000
Other borrowings (Note 16)	0				368,225,000
Secured vessels loan Refi - Transition facility 375.0M | Cost
Disclosure of detailed information about borrowings [line items]
Other borrowings (Note 16)	$ 0				365,662,000
Secured vessels loan Refi - Transition facility 375.0M | SOFR | Maximum
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	2.90%
Secured vessels loan Refi - Transition facility 375.0M | SOFR | Minimum
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	2.30%
Secured vessels loan Refi - Newbuild facility 190.0M
Disclosure of detailed information about borrowings [line items]
Notional Value	$ 190,000,000.0					$ 190,000,000
Facility size	0				47,500,000
Other borrowings (Note 16)	0				47,500,000
Secured vessels loan Refi - Newbuild facility 190.0M | Cost
Disclosure of detailed information about borrowings [line items]
Other borrowings (Note 16)	$ 0				47,433,000
Secured vessels loan Refi - Newbuild facility 190.0M | SOFR | Maximum
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	2.90%
Secured vessels loan Refi - Newbuild facility 190.0M | SOFR | Minimum
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	2.30%
Secured vessels loan 129.75M
Disclosure of detailed information about borrowings [line items]
Notional Value	$ 129,750,000
Facility size	25,950,000				0
Other borrowings (Note 16)	25,950,000				0
Secured vessels loan 129.75M | Cost
Disclosure of detailed information about borrowings [line items]
Other borrowings (Note 16)	$ 26,102,000				0
Secured vessels loan 129.75M | SOFR | Maximum
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	1.73%
Secured vessels loan 129.75M | SOFR | Minimum
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	1.28%
Secured vessels Revolving loan 182.5M*
Disclosure of detailed information about borrowings [line items]
Notional Value	$ 182,500,000
Facility size	169,500,000				0
Other borrowings (Note 16)	167,250,000				0
Secured vessels Revolving loan 182.5M* | Cost
Disclosure of detailed information about borrowings [line items]
Other borrowings (Note 16)	$ 165,691,000				0
Secured vessels Revolving loan 182.5M* | SOFR | Maximum
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	2.80%
Secured vessels Revolving loan 182.5M* | SOFR | Minimum
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	2.20%
Credit Line Belfius Windcat EUR 1.25M
Disclosure of detailed information about borrowings [line items]
Notional Value	$ 1,250,000								$ 1,250,000
Facility size	1,299,000				0
Other borrowings (Note 16)	1,299,000				0
Credit Line Belfius Windcat EUR 1.25M | Cost
Disclosure of detailed information about borrowings [line items]
Other borrowings (Note 16)	$ 1,299,000				0
Credit Line Belfius Windcat EUR 1.25M | SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	1.83%
Credit Line KBC Windcat EUR 1.25M
Disclosure of detailed information about borrowings [line items]
Notional Value	$ 1,250,000									$ 1,250,000
Facility size	1,299,000				0
Other borrowings (Note 16)	1,299,000				0
Credit Line KBC Windcat EUR 1.25M | Cost
Disclosure of detailed information about borrowings [line items]
Other borrowings (Note 16)	$ 1,299,000				0
Credit Line KBC Windcat EUR 1.25M | SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	2.40%
Loan BNPPF EUR 151.2M
Disclosure of detailed information about borrowings [line items]
Notional Value	$ 151,200,000	$ 51,100,000					$ 100,100,000
Facility size	86,925,000				0
Other borrowings (Note 16)	86,925,000				0
Loan BNPPF EUR 151.2M | Cost
Disclosure of detailed information about borrowings [line items]
Other borrowings (Note 16)	$ 87,510,000				0
Loan BNPPF EUR 151.2M | SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	1.00%
Loan CEXIM I 152M
Disclosure of detailed information about borrowings [line items]
Notional Value	$ 152,000,000													$ 152,000,000
Facility size	72,504,000				0
Other borrowings (Note 16)	72,504,000				0
Loan CEXIM I 152M | Cost
Disclosure of detailed information about borrowings [line items]
Other borrowings (Note 16)	$ 70,309,000				0
Loan CEXIM I 152M | SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	2.06%
Loan CEXIM II 280M
Disclosure of detailed information about borrowings [line items]
Notional Value	$ 280,000,000							$ 280,000,000
Facility size	189,216,000				0
Other borrowings (Note 16)	189,216,000				0
Loan CEXIM II 280M | Cost
Disclosure of detailed information about borrowings [line items]
Other borrowings (Note 16)	$ 183,163,000				0
Loan CEXIM II 280M | SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	2.06%
Loan CEXIM III 224M
Disclosure of detailed information about borrowings [line items]
Notional Value	$ 224,000,000			$ 224,000,000
Facility size	115,733,000				0
Other borrowings (Note 16)	115,733,000				0
Loan CEXIM III 224M | Cost
Disclosure of detailed information about borrowings [line items]
Other borrowings (Note 16)	$ 112,330,000				0
Loan CEXIM III 224M | SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	2.06%
Loan KBC/Belfius Windcat EUR 78M
Disclosure of detailed information about borrowings [line items]
Notional Value	$ 78,000,000														$ 77,900,000
Facility size	49,426,000				0
Other borrowings (Note 16)	43,921,000				0
Loan KBC/Belfius Windcat EUR 78M | Cost
Disclosure of detailed information about borrowings [line items]
Other borrowings (Note 16)	$ 43,623,000				0
Loan KBC/Belfius Windcat EUR 78M | EURIBOR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	3.25%
Loan SocGen EUR 154.7M
Disclosure of detailed information about borrowings [line items]
Notional Value	$ 154,700,000
Facility size	34,276,000				0
Other borrowings (Note 16)	34,276,000				0
Loan SocGen EUR 154.7M | Cost
Disclosure of detailed information about borrowings [line items]
Other borrowings (Note 16)	$ 34,634,000				0
Loan SocGen EUR 154.7M | EURIBOR | Maximum
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	0.90%
Loan SocGen EUR 154.7M | EURIBOR | Minimum
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	1.00%
Loan SocGen EUR 8.8M
Disclosure of detailed information about borrowings [line items]
Notional Value	$ 8,800,000												$ 8,800,000
Facility size	8,228,000				0
Other borrowings (Note 16)	8,228,000				0
Loan SocGen EUR 8.8M | Cost
Disclosure of detailed information about borrowings [line items]
Other borrowings (Note 16)	$ 8,240,000				0
Loan SocGen EUR 8.8M | EURIBOR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	1.10%
Loan KfW 41.8M
Disclosure of detailed information about borrowings [line items]
Notional Value	$ 41,800,000		$ 41,800,000
Facility size	0				0
Other borrowings (Note 16)	0				0
Loan KfW 41.8M | Cost
Disclosure of detailed information about borrowings [line items]
Other borrowings (Note 16)	$ 0				0
Loan KfW 41.8M | SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	2.00%
Total interest-bearing bank loans
Disclosure of detailed information about borrowings [line items]
Facility size	$ 1,981,402,000				1,353,934,000
Other borrowings (Note 16)	1,672,828,000				540,534,000
Total interest-bearing bank loans | Cost
Disclosure of detailed information about borrowings [line items]
Other borrowings (Note 16)	$ 1,652,806,000				$ 528,359,000